Trade and other Payables (Tables)	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER PAYABLES
Summary of Trade and Other Current Payables

	Current			Non-current
	12-31-2025	12-31-2024	01-01-2024	12-31-2025	12-31-2024	01-01-2024
Trade payables	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Energy suppliers (1)	691,786	591,498	337,996	985,379	968,952	678,432
Fuel and gas suppliers	133,292	189,894	291,369	—	—	—
Payables for goods and services	442,352	490,938	411,234	—	—	331
Payables for assets acquisition	136,431	178,475	469,613	189	189	189
Subtotal	1,403,861	1,450,805	1,510,212	985,568	969,141	678,952
Other Payables
Dividends payable to third parties	71,187	35,807	91,962	—	—	—
Payables to employees	38,963	42,650	52,717	—	—	—
Other payables	19,464	6,609	14,769	1	363	14
Subtotal	129,614	85,066	159,448	1	363	14
Subtotal other current payables	1,533,475	1,535,871	1,669,660	985,569	969,504	678,966

(1)The non-current portion shows delays in payments for energy purchases of ThUS$985,379 as of December 31, 2025, US$968,952 as of December 31, 2024 and US$678,432 as of January 1, 2024, generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Laws No. 21,185, No. 21,472, and No. 21,667 (see Note 9.a.1.ii).